Fees and Expenses	Nov. 28, 2025
Leader Capital Short Term High Yield Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 31 of the Fund’s prospectus and in Sales Charge Reduction and Waivers on page 52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%(2)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Shareholder Service Fees	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.50%	2.25%	1.25%	1.75%

Expense Footnotes [Text Block]

(1)	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.

(2)	The 1.00% maximum deferred sales charge may be assessed on shares redeemed within 18 months of purchase.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A	$547	$855	$1,186	$2,119
Class C	$228	$703	$1,205	$2,585
Institutional Shares	$127	$397	$686	$1,511
Investor Shares	$178	$551	$949	$2,062

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 182.71% of the average value of its portfolio.

Portfolio Turnover, Rate	182.71%
Leader Capital High Quality Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 31 of the Fund’s prospectus and in Sales Charge Reduction and Waivers on page 52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%(2)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.38%	None
Shareholder Service Fee	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.33%	2.08%	1.46%	1.08%

Expense Footnotes [Text Block]

(1)	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.

(2)	The 1.00% maximum deferred sales charge may be assessed on shares redeemed within 18 months of purchase.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$530	$805	$1,100	$1,937
Class C Shares	$211	$652	$1,119	$2,410
Investor Shares	$149	$462	$797	$1,746
Institutional Class Shares	$110	$343	$595	$1,317

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 132.76% of the average value of its portfolio.

Portfolio Turnover, Rate	132.76%